Goodwill and intangible assets - Summary of movements of goodwill and intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 10,231,000,000
Amortization charge	1,078,000,000	$ 1,084,000,000	$ 1,019,000,000
Impairment charges on intangible assets	(167,000,000)	0	(378,000,000)
Intangible assets and goodwill at end of period	9,097,000,000	10,231,000,000
Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	20,088,000,000	19,492,000,000
Impact of business combinations		505,000,000
Additions	120,000,000	132,000,000
Reclassifications		0
Disposals and derecognitions	(176,000,000)	(41,000,000)
Intangible assets and goodwill at end of period	20,032,000,000	20,088,000,000	19,492,000,000
Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(9,857,000,000)	(8,813,000,000)
Amortization charge	(1,078,000,000)	(1,084,000,000)
Disposals and derecognitions	167,000,000	40,000,000
Impairment charges on intangible assets	(167,000,000)
Intangible assets and goodwill at end of period	(10,935,000,000)	(9,857,000,000)	(8,813,000,000)
Goodwill [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	8,905,000,000
Intangible assets and goodwill at end of period	8,905,000,000	8,905,000,000
Goodwill [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	8,905,000,000	8,899,000,000
Impact of business combinations		6,000,000
Intangible assets and goodwill at end of period	8,905,000,000	8,905,000,000	8,899,000,000
Goodwill [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Intangible assets and goodwill at end of period	0	0	0
Alcon brand name [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,980,000,000
Intangible assets and goodwill at end of period	2,980,000,000	2,980,000,000
Alcon brand name [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,980,000,000	2,980,000,000
Intangible assets and goodwill at end of period	2,980,000,000	2,980,000,000	2,980,000,000
Alcon brand name [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Intangible assets and goodwill at end of period	0	0	0
Acquired research & development [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	725,000,000
Intangible assets and goodwill at end of period	727,000,000	725,000,000
Acquired research & development [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	728,000,000	249,000,000
Impact of business combinations		505,000,000
Additions	2,000,000	7,000,000
Reclassifications		(33,000,000)
Disposals and derecognitions	(3,000,000)
Intangible assets and goodwill at end of period	727,000,000	728,000,000	249,000,000
Acquired research & development [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(3,000,000)	(3,000,000)
Disposals and derecognitions	3,000,000
Impairment charges on intangible assets	0
Intangible assets and goodwill at end of period	0	(3,000,000)	(3,000,000)
Technologies [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	677,000,000
Intangible assets and goodwill at end of period	170,000,000	677,000,000
Technologies [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	5,369,000,000	5,369,000,000
Intangible assets and goodwill at end of period	5,369,000,000	5,369,000,000	5,369,000,000
Technologies [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(4,692,000,000)	(4,184,000,000)
Amortization charge	(507,000,000)	(508,000,000)
Intangible assets and goodwill at end of period	(5,199,000,000)	(4,692,000,000)	(4,184,000,000)
Currently marketed products [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,598,000,000
Intangible assets and goodwill at end of period	1,243,000,000	1,598,000,000
Currently marketed products [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	4,440,000,000	4,440,000,000
Additions	0
Intangible assets and goodwill at end of period	4,440,000,000	4,440,000,000	4,440,000,000
Currently marketed products [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(2,842,000,000)	(2,592,000,000)
Amortization charge	(249,000,000)	(250,000,000)
Impairment charges on intangible assets	(106,000,000)
Intangible assets and goodwill at end of period	(3,197,000,000)	(2,842,000,000)	(2,592,000,000)
Marketing know-how [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	3,814,000,000
Intangible assets and goodwill at end of period	3,576,000,000	3,814,000,000
Marketing know-how [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	5,960,000,000	5,960,000,000
Intangible assets and goodwill at end of period	5,960,000,000	5,960,000,000	5,960,000,000
Marketing know-how [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(2,146,000,000)	(1,906,000,000)
Amortization charge	(238,000,000)	(240,000,000)
Intangible assets and goodwill at end of period	(2,384,000,000)	(2,146,000,000)	(1,906,000,000)
Other intangible assets (including software) [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	437,000,000
Intangible assets and goodwill at end of period	401,000,000	437,000,000
Other intangible assets (including software) [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	611,000,000	494,000,000
Additions	118,000,000	125,000,000
Reclassifications		33,000,000
Disposals and derecognitions	(173,000,000)	(41,000,000)
Intangible assets and goodwill at end of period	556,000,000	611,000,000	494,000,000
Other intangible assets (including software) [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(174,000,000)	(128,000,000)
Amortization charge	(84,000,000)	(86,000,000)
Disposals and derecognitions	164,000,000	40,000,000
Impairment charges on intangible assets	(61,000,000)
Intangible assets and goodwill at end of period	$ (155,000,000)	$ (174,000,000)	$ (128,000,000)